Intangible assets - Other intangible assets (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 3,094	[1]		€ 2,914			€ 2,697
Net additions and disposals	1,377			1,469			1,538
Change in scope of consolidation	(33)			12			414
Amortization and impairment	(1,039)			(1,370)			(1,577)
Exchange differences and other	42			69			(158)
Intangible assets, end balance	3,441			3,094	[1]		2,914
Impairment losses	73		$ 117			$ 174
Accumulated depreciation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(5,432)			(5,386)			(4,848)
Change in scope of consolidation	8			(1)			(64)
Amortization and impairment	(966)			(1,253)			(1,403)
Application of amortization and impairment	806			1,035			694
Exchange differences and other	(102)			173			235
Intangible assets, end balance	(5,686)			(5,432)			(5,386)
Accumulated impairment
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(154)			(240)			(297)
Amortization and impairment	(73)			(117)			(174)
Addition	(75)			(118)			(174)
Liberations	2			1
Application of amortization and impairment	81			117			111
Exchange differences and other	10			86			120
Intangible assets, end balance	(136)			(154)			(240)
Brand names | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	36			35			39
Net additions and disposals	2
Change in scope of consolidation	2
Exchange differences and other	2			1			(4)
Intangible assets, end balance	€ 42			€ 36			€ 35
IT developments | Minimum
Intangible assets - Other intangible assets
Estimated useful life	3 years		3 years	3 years		3 years	3 years
IT developments | Maximum
Intangible assets - Other intangible assets
Estimated useful life	7 years		7 years	7 years		7 years	7 years
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 7,134			€ 6,945			€ 6,558
Net additions and disposals	1,374			1,468			1,470
Change in scope of consolidation	(19)			1			42
Application of amortization and impairment	(639)			(1,102)			(679)
Exchange differences and other	95			(178)			(446)
Intangible assets, end balance	7,945			7,134			6,945
IT developments | Accumulated depreciation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(4,743)			(4,721)			(4,240)
Change in scope of consolidation	4			(1)			(14)
Amortization and impairment	(874)			(1,153)			(1,310)
Application of amortization and impairment	570			985			627
Exchange differences and other	(96)			147			216
Intangible assets, end balance	(5,139)			(4,743)			(4,721)
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	1,510			1,560			1,245
Net additions and disposals	1			1			68
Change in scope of consolidation	(24)			12			436
Application of amortization and impairment	(248)			(50)			(126)
Exchange differences and other	37			(13)			(63)
Intangible assets, end balance	1,276			1,510			1,560
Other intangibles | Accumulated depreciation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(689)			(665)			(608)
Change in scope of consolidation	4						(50)
Amortization and impairment	(92)			(100)			(93)
Application of amortization and impairment	236			50			67
Exchange differences and other	(6)			26			19
Intangible assets, end balance	€ (547)			€ (689)			€ (665)

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).